Summary of Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Plant and machinery [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	2 years
Plant and machinery [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	10 years
Office equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	2 years
Office equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	5 years
Computer systems [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	2 years
Computer systems [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	5 years
renovation [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	2 years
renovation [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	5 years
Tester and tools [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	2 years
Tester and tools [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	5 years
Leasehold premises [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	3 years
Leasehold premises [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful Lives	6 years